FILE NO.   2-66906
                                                              FILE NO.  811-3006
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A
                                   ---------
                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933            (X)
                          Pre-Effective Amendment No.            ( )
                        Post-Effective Amendment No. 37          (X)
                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940        (X)
                                Amendment No. 41                 (X)
                                   ---------
                             JOHN HANCOCK BOND TRUST
               (Exact Name of Registrant as Specified in Charter)
                             101 Huntington Avenue
                        Boston, Massachusetts 02199-7603
              (Address of Principal Executive Offices) (Zip Code)
                 Registrant's Telephone Number, (617) 375-1700
                                   ---------
                                 SUSAN S. NEWTON
                          Vice President and Secretary
                          John Hancock Advisers, Inc.
                             101 Huntington Avenue
                          Boston, Massachusetts 02199
                    (Name and Address of Agent for Service)
                                   ---------

It is proposed that this filing will become effective:
(X) immediately upon filing pursuant to paragraph (b) of Rule 485
( ) on (date) pursuant to paragraph (b) of Rule 485
( ) 75 days after filing pursuant to paragraph (a) of Rule 485
( ) on (date) pursuant to paragraph (a) of Rule 485

Calculation of Registration Fees Under the Securities Act of 1933

                                                        Proposed Maximum     Proposed Aggregate
Title of Securities                Amount of Shares       Offering Price           Maximum             Amount of
 Being Registered                  Being Registered          Per Share         Offering Price       Registration Fee
 ----------------                  ----------------          ---------         --------------       ----------------
Shares of Beneficial Interest         Indefinite                N/A                 N/A                    0
Shares of Beneficial Interest         1,652,407                $9.42                N/A                   N/A

1. Registrant continues its election to register an indefinite number of shares of beneficial interest pursuant to Rule 24f-2 under the investment Company Act of 1940, as amended.

2. Registrant elects to calculate the maximum aggregate offering price pursuant to Rule 24e-2. 1,761,997 shares were redeemed during the fiscal year ended March 31, 1997. 109,590 shares were used for reductions pursuant to Paragraph (c) of Rule 24f-2 during the current fiscal year. 1,652,407 shares is the amount of redeemed shares used for reduction in this Amendment. Pursuant to Rule 457(c) under the Securities Act of 1933, the Maximum public offering price of $9.42 per share on May 27, 1997 is the price used as the basis for calculating the registration fee. No fee is required for the 1,652,407 shares.

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has registered an indefinite number of securities under the Securities Act of 1933. The Registrant filed the notice required by Rule 24f-2 for the most recent fiscal year of John Hancock Intermediate Maturity Government Fund on or about May 27, 1997. The Registrant filed the notice required by Rule 24f-2 for the most recent fiscal year of John Hancock U.S. Government Income Fund and John Hancock High Yield Bond Fund on or about December 27, 1996.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 29th day of May, 1997.

                                                 JOHN HANCOCK BOND FUND


                                                 By:       *
                                                 -------------------------------
                                                    Edward J. Boudreau, Jr.
                                                    Chairman and Chief Executive
                                                    Officer

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

                Signature                             Title                             Date
                ---------                             -----                             ----

             *                              Chairman and Chief Executive
-----------------------                     Officer (Principal Executive Officer)
Edward J. Boudreau, Jr.


/s/ James B. Little                         Senior Vice President and Chief          May 29, 1997
-----------------------                     Financial Officer (Principal
James B. Little                             Financial and Accounting Officer)


              *                             Trustee
-----------------------
James F. Carlin


              *                             Trustee
-----------------------
William H. Cunningham


              *                             Trustee
-----------------------
Charles F. Fretz


              *                             Trustee
-----------------------
Anne C. Hodsdon


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



                Signature                             Title                             Date
                ---------                             -----                             ----

              *                             Trustee
----------------------
Charles L. Ladner

              *                             Trustee
----------------------
Leo E. Linbeck, Jr.

              *                             Trustee
----------------------
Patricia P. McCarter

              *                             Trustee
----------------------
Steven R. Pruchansky

              *                             Trustee
----------------------
Richard S. Scipione


              *                             Trustee
----------------------
Norman H. Smith


              *                             Trustee
----------------------
John P. Toolan




*By:     /s/ Susan S. Newton                                                         May 29, 1997
         --------------------------
         Susan S. Newton,
         Attorney-in-Fact, under
         Powers of Attorney dated
         June 25, 1996.








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